Other administrative expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administrative expense [Abstract]
Taxes	$ 14,459,626	$ 13,357,525	$ 13,202,471
Rent	10,497,523	7,966,763	5,516,275
Armored transportation services	7,275,411	8,017,658	6,483,439
Maintenance costs	6,616,785	6,947,956	6,545,166
Administrative services hired	6,197,804	6,230,705	4,769,295
Advertising	3,509,024	3,072,843	2,113,541
Electricity and communications	2,479,506	2,773,520	3,011,517
Other fees	2,279,254	2,690,136	2,841,603
Security services	1,799,102	2,078,355	2,258,434
Insurance	645,592	742,295	652,736
Travel expenses	643,792	316,949	349,270
Stationery and supplies	85,660	125,426	202,279
Other administrative expenses	11,537,853	8,728,054	7,211,216
TOTAL	$ 68,026,932	$ 63,048,185	$ 55,157,242